FINANCIAL DEBT WITH THIRD PARTIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Non-current Senior Secured Notes	$ 493,701,000	$ 490,012,000
Non-current Bank Borrowing	1,420,000	748,000
Non-current lease liabilities	99,515,000	142,738,000
Total non-current	594,636,000	633,498,000
Current senior Secured Notes	11,910,000	11,910,000
Super Senior Credit Facility	30,038,000	0
Bank borrowing	38,055,000	23,180,000
Current lease liabilities	53,184,000	52,027,000
Total current	133,187,000	87,117,000
TOTAL DEBT WITH THIRD PARTIES	$ 727,823,000	$ 720,615,000